UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 96.5%
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 3.1%
Daimler Finance NA LLC, Notes	8.500%	1/18/31	1,000,000		$1,419,665	(a)
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	680,000		730,914	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,000,000		1,001,120	(a)
General Motors Co., Senior Notes	6.250%	10/2/43	1,750,000		1,861,435	(a)

Total Automobiles					5,013,134

Hotels, Restaurants & Leisure - 1.1%
CCM Merger Inc., Senior Notes	9.125%	5/1/19	570,000		602,119	(a)(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	420,000		430,500	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	720,000		738,000	(a)(b)

Total Hotels, Restaurants & Leisure					1,770,619

Household Durables - 0.6%
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	580,000		593,050	(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	390,000		418,275	(a)

Total Household Durables					1,011,325

Media - 7.2%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000		528,764	(a)
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	350,000		340,375
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	420,000		424,934	(b)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	2,130,000		2,148,850	(b)
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,318,412	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,000,000		895,000	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	385,000		403,607	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	520,000		215,475	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	382,592		311,812	(b)(c)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	720,000		754,114	(a)
Time Warner Cable Inc., Senior Notes	5.850%	5/1/17	500,000		529,172	(a)
Time Warner Inc., Senior Debentures	7.700%	5/1/32	980,000		1,272,594	(a)
Tribune Media Co., Senior Notes	5.875%	7/15/22	260,000		252,200	(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	2,165,856	(a)(b)

Total Media					11,561,165

Specialty Retail - 0.2%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	270,000		259,200	(a)(b)

TOTAL CONSUMER DISCRETIONARY					19,615,443

CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 2.3%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	429,888		480,718	(a)(b)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	440,747		507,275	(a)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	440,505		497,599	(a)
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	426,588		505,902	(a)
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	418,896		518,428	(a)(b)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000		1,187,082	(a)

Total Food & Staples Retailing					3,697,004

Food Products - 1.8%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921		857,038	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	2,000,000		2,016,144	(a)(b)

Total Food Products					2,873,182

Household Products - 0.1%
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	130,000		116,350	(b)

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	310,000		344,897

TOTAL CONSUMER STAPLES					7,031,433

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 14.9%
Energy Equipment & Services - 1.3%
CGG, Senior Notes	6.500%	6/1/21	750,000	$429,000	(a)
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	370,000	114,700
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	410,000	86,100	*(a)(b)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	650,000	130,000	*(a)(b)(d)
Transocean Inc., Senior Notes	5.550%	12/15/16	1,000,000	987,500	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	500,000	310,000	(a)

Total Energy Equipment & Services				2,057,300

Oil, Gas & Consumable Fuels - 13.6%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	695,486	(a)
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	889,498	(a)
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	212,563	(a)
Arch Coal Inc., Senior Notes	7.000%	6/15/19	1,080,000	81,000
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	584,737	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	900,000	810,000	(a)
Colorado Interstate Gas Co., LLC, Senior Notes	6.800%	11/15/15	150,000	150,905	(a)
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	450,000	123,750
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	868,376
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	357,457	(a)
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	381,035	(a)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	1,000,000	842,500
Ecopetrol SA, Senior Notes	5.875%	9/18/23	55,000	52,937	(a)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,000,000	872,500
Ecopetrol SA, Senior Notes	5.875%	5/28/45	130,000	99,125
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	880,000	831,554	(a)
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	912,780	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	429,000	386,907	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	650,000	575,087	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	440,000	365,750	(b)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	670,000	227,800	(a)
Hess Corp., Notes	7.875%	10/1/29	350,000	413,196	(a)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	190,000	194,287
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,245,952	(a)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	180,000	117,900	(b)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	740,000	333,000
MEG Energy Corp., Senior Notes	7.000%	3/31/24	840,000	667,800	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	370,000	259,000	(a)
Newfield Exploration Co., Senior Notes	5.625%	7/1/24	2,500,000	2,362,500
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	888,508	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	180,000	142,200
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	380,000	301,074
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	600,300
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,500,000	1,372,500	(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,091,181	(a)(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	272,795	(e)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	410,000	393,600	(b)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	380,000	281,200	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	413,000	357,967	(a)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	37,106	(a)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	40,000	36,600
WPX Energy Inc., Senior Notes	6.000%	1/15/22	50,000	43,000
WPX Energy Inc., Senior Notes	8.250%	8/1/23	280,000	254,100

Total Oil, Gas & Consumable Fuels				21,987,513

TOTAL ENERGY				24,044,813

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 27.7%
Banks - 16.7%
Bank of America Corp., Senior Notes	3.750%	7/12/16	500,000	$509,962	(a)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,212,070	(a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	692,031	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	799,151	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,500,000	2,801,562
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,280,000	1,288,000	(b)(f)(g)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,016,383	(b)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,785,228	(a)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	486,748	(a)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	217,537	(a)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,182,792	(a)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	750,000	746,253	(b)(f)(g)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	350,000	337,971	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000	771,530	(a)(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,480,000	1,415,250	(f)(g)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/16/18	1,000,000	1,030,134
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	910,000	897,986	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,500,000	1,504,498	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000	1,005,250
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000	1,579,578
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	159,700
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,830,000	2,852,479
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000	166,498	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	530,166	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	2,000,000	1,921,490	(b)

Total Banks				26,910,247

Capital Markets - 5.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000	1,469,922	(b)
Deutsche Bank AG, Subordinated Notes	4.296%	5/24/28	2,000,000	1,904,896	(a)(f)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000	1,101,347	(a)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	892,193	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,192,918	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	450,000	441,701
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000	972,040	(b)

Total Capital Markets				7,975,017

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	324,300	(a)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	500,000	520,821	(a)
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	996,274

Total Consumer Finance				1,841,395

Diversified Financial Services - 3.0%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	890,000	900,012	(a)(b)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	500,000	535,938	(a)(f)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	450,000	517,639	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,380,000	1,483,500	(a)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	500,000	532,500	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000	439,960	(a)(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	505,000	(a)(b)(f)

Total Diversified Financial Services				4,914,549

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.8%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000	$257,400	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000	232,500	(a)(b)
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	780,000	(a)

Total Insurance				1,269,900

Real Estate Management & Development - 0.6%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	300,000	267,000	(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	690,000	700,971	(a)(b)

Total Real Estate Management & Development				967,971

Thrifts & Mortgage Finance - 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	860,000	807,325	(b)

TOTAL FINANCIALS				44,686,404

HEALTH CARE - 5.2%
Biotechnology - 0.9%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	700,000	690,387	(a)
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	280,000	268,100	(b)
Celgene Corp., Senior Notes	5.000%	8/15/45	470,000	466,192

Total Biotechnology				1,424,679

Health Care Equipment & Supplies - 0.8%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	340,000	334,050	(a)(b)(c)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,040,000	1,014,000	(b)

Total Health Care Equipment & Supplies				1,348,050

Health Care Providers & Services - 1.7%
HCA Inc., Debentures	7.500%	11/15/95	475,000	470,250	(a)
HCA Inc., Notes	7.690%	6/15/25	90,000	99,900	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	230,000	236,612	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,440,000	1,530,576	(a)
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	340,000	358,909

Total Health Care Providers & Services				2,696,247

Pharmaceuticals - 1.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	270,000	248,417	(a)
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,080,000	980,590	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	760,000	767,600	(b)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	980,000	933,450	(b)

Total Pharmaceuticals				2,930,057

TOTAL HEALTH CARE				8,399,033

INDUSTRIALS - 10.1%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	250,000	258,750	(a)
Boeing Co., Notes	6.125%	2/15/33	600,000	767,646	(a)

Total Aerospace & Defense				1,026,396

Air Freight & Logistics - 0.7%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,300,000	1,099,312	(b)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 5.9%
Air 2 US, Notes	8.027%	10/1/19	1,033,852	$1,106,222	(a)(b)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	1,194,287	1,361,488	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	333,547	346,889	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	423,470	448,878	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	759,466	817,337	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	322,437	363,547	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	657,055	688,266	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	109,749	124,016	(a)
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	313,917	345,309
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	1,982,480	2,101,429	(a)
US Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,568,919	1,823,869	(a)

Total Airlines				9,527,250

Commercial Services & Supplies - 0.1%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	220,000	200,750	(b)

Construction & Engineering - 0.7%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	270,000	189,000	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	610,000	579,500	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	360,000	250,200	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	186,840	46,897	(b)

Total Construction & Engineering				1,065,597

Electrical Equipment - 0.2%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000	343,400	(a)(b)

Machinery - 0.5%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	710,000	745,500	(a)(b)

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	470,000	434,750	(a)(b)

Professional Services - 0.6%
IHS Inc., Senior Notes	5.000%	11/1/22	1,000,000	961,250

Road & Rail - 0.2%
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	100,000	90,000	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	240,000	235,200	(b)

Total Road & Rail				325,200

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	590,000	572,300	(a)

TOTAL INDUSTRIALS				16,301,705

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.9%
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,447,785	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	$344,250	(a)

IT Services - 1.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	465,000	279,000	(b)
First Data Corp., Senior Notes	12.625%	1/15/21	940,000	1,068,075	(a)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	98,000	102,410	(a)(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	208,000	230,880	(a)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	641,910	(a)

Total IT Services				2,322,275

TOTAL INFORMATION TECHNOLOGY				4,114,310

MATERIALS - 3.8%
Chemicals - 0.2%
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	181,700	(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	250,000	244,375	(b)(c)

Total Chemicals				426,075

Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	415,000	432,638	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	213,529	213,529	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	590,000	559,025	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	47,375	(a)

Total Containers & Packaging				1,252,567

Metals & Mining - 2.3%
ArcelorMittal, Senior Notes	6.250%	3/1/21	160,000	144,299
ArcelorMittal, Senior Notes	7.750%	10/15/39	430,000	350,450
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	430,000	312,825	(a)(b)
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	300,000	335,939	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	1,060,000	987,125	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	900,000	670,500	(a)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	414,000	375,705	(a)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	80,000	67,200	(a)(b)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	580,000	406,244	(a)(e)

Total Metals & Mining				3,650,287

Paper & Forest Products - 0.5%
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	360,000	66,600
Weyerhaeuser Co., Debentures	7.375%	3/15/32	560,000	703,872	(a)

Total Paper & Forest Products				770,472

TOTAL MATERIALS				6,099,401

TELECOMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 9.9%
AT&T Inc., Senior Notes	5.350%	9/1/40	170,000	167,931	(a)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	25,000	23,375	(a)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	430,000	419,250	(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	530,000	512,775	(b)
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	470,000	310,200
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	290,000	303,050	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	544,845	(a)
Oi SA, Senior Notes	5.750%	2/10/22	400,000	186,000	(b)
Orange SA, Notes	9.000%	3/1/31	600,000	850,503	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,000,000	2,116,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,750,000	$2,688,125	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,204,020	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	4,330,000	4,783,308	(a)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	200,000	155,000
Windstream Services LLC, Senior Notes	6.375%	8/1/23	930,000	670,158	(a)

Total Diversified Telecommunication Services				15,934,790

Wireless Telecommunication Services - 2.4%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	384,750	(a)(b)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	200,000	202,250	(b)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	610,000	613,050	(b)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	240,000	242,400	(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000	538,125	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,000,000	777,500
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	524,650	(a)(b)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	518,930	(a)(b)

Total Wireless Telecommunication Services				3,801,655

TOTAL TELECOMMUNICATION SERVICES				19,736,445

UTILITIES - 3.4%
Electric Utilities - 2.8%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	210,000	157,500	(b)
Electricite de France SA, Junior Subordinated Notes	5.625%	1/22/24	1,500,000	1,482,000	(a)(b)(f)(g)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,136,183	(a)
Southern Co., Senior Notes	1.950%	9/1/16	150,000	151,146	(a)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	500,000	526,566	(e)

Total Electric Utilities				4,453,395

Gas Utilities - 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	20,000	21,743	(a)

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	100,000	113,000	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	489,000	522,007	(a)(b)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	370,000	326,525	(a)(b)

Total Independent Power and Renewable Electricity Producers				961,532

TOTAL UTILITIES				5,436,670

TOTAL CORPORATE BONDS & NOTES (Cost - $159,039,572)				155,465,657

ASSET-BACKED SECURITIES - 14.7%
AAA Trust, 2005-1A 1A3B	0.604%	2/27/35	463,839	422,093	(b)(f)
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	929,142	731,463
ACE Securities Corp., 2005-WF1 M1	0.824%	5/25/35	470,000	466,750	(f)
Ameriquest Mortgage Securities Inc., 2004-R1 A1B	0.994%	2/25/34	394,645	369,993	(f)
Ameriquest Mortgage Securities Inc., 2004-R9 M1	1.124%	10/25/34	27,210	27,207	(f)
Argent Securities Inc., 2003-W3 M1	1.319%	9/25/33	32,125	31,170	(f)
Associates Manufactured Housing Pass-Through Certificates, 1997-CLB2	8.900%	6/15/28	1,992,120	1,885,342	(h)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	34,695	35,750	(f)
Bayview Financial Asset Trust, 2004-SSRA A1	0.794%	12/25/39	160,417	153,731	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M1	0.994%	3/25/37	899,091	781,220	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M3	1.344%	3/25/37	341,035	271,054	(b)(f)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Bayview Financial Asset Trust, 2007-SR1A M4	1.694%	3/25/37	93,010	$69,413	(b)(f)
Bear Stearns Asset-Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	513,982	316,755
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	349,152	350,897
Citigroup Mortgage Loan Trust Inc., 2006-SHL1 A1	0.399%	11/25/45	65,895	63,839	(b)(f)
Conseco Financial Corp., 1993-1 B	8.450%	4/15/18	16,852	7,793
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	156,199	157,400
Countrywide Asset-Backed Certificates, 2004-3 3A3	0.954%	8/25/34	135,516	132,586	(f)
Countrywide Asset-Backed Certificates, 2006-3 3A1	0.314%	6/25/36	51,487	51,029	(f)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.094%	10/25/47	863,433	769,368	(f)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.194%	8/25/47	38,664	35,705	(b)(f)
Credit Suisse First Boston Mortgage Securities Corp., 2004-CF2 2A1	0.664%	5/25/44	11,667	11,467	(b)(f)
Credit-Based Asset Servicing and Securitization LLC, 2005-RP1 M1	0.814%	1/25/35	77,912	77,350	(b)(f)
Education Funding Capital Trust, 2004-1 B1	1.846%	6/15/43	1,200,000	1,119,100	(a)(f)
EMC Mortgage Loan Trust, 2003-B A1	0.744%	11/25/41	18,903	17,741	(b)(f)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	319,308	191,585	(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.944%	2/25/31	78,247	76,873	(b)(f)
Green Tree Home Improvement Loan Trust, 1996-D HIB2	8.000%	9/15/27	13,245	11,504
Greenpoint Manufactured Housing, 1999-2 A2	2.899%	3/18/29	425,000	370,139	(f)
Greenpoint Manufactured Housing, 1999-3 2A2	3.562%	6/19/29	125,000	108,750	(f)
Greenpoint Manufactured Housing, 1999-4 A2	3.702%	2/20/30	125,000	108,750	(f)
Greenpoint Manufactured Housing, 1999-5 A5	7.820%	12/15/29	71,183	71,403	(f)
Greenpoint Manufactured Housing, 2001-2 IA2	3.691%	2/20/32	300,000	275,440	(f)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.694%	3/13/32	475,000	430,684	(f)
GSAA Home Equity Trust, 2004-8 A3A	0.934%	9/25/34	114,569	112,902	(f)
GSAA Home Equity Trust, 2006-19 A3A	0.434%	12/25/36	582,912	338,729	(f)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	1,201,262	1,182,405
GSRPM Mortgage Loan Trust, 2006-1 A1	0.494%	3/25/35	71,846	70,502	(b)(f)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.494%	9/25/36	106,133	100,963	(b)(f)
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	104,825	106,798
Lehman XS Trust, 2007-1 WF1	4.822%	1/25/37	561,199	354,976	(f)
Morgan Stanley Capital Inc., 2003-NC9 M	1.319%	9/25/33	1,002,505	969,634	(f)
Morgan Stanley Capital Inc., 2003-SD1 A1	1.194%	3/25/33	14,509	13,702	(f)
Morgan Stanley Capital Inc., 2004-HE7 M1	1.094%	8/25/34	1,539,471	1,407,983	(a)(f)
New Century Home Equity Loan Trust, 2004-2 A2	0.934%	8/25/34	475,320	435,458	(f)
New Century Home Equity Loan Trust, 2004-3 M1	1.124%	11/25/34	1,480,740	1,368,551	(f)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	155,958	161,021	(f)
Option One Mortgage Loan Trust, 2003-2 A2	0.794%	4/25/33	277,732	257,267	(f)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.644%	10/15/37	1,849,901	1,650,768	(f)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.645%	4/15/37	2,078,962	1,837,238	(f)
Park Place Securities Inc., 2004-WCW1 M2	1.214%	9/25/34	575,059	570,590	(f)
Park Place Securities Inc., 2004-WHQ2 M2	1.139%	2/25/35	313,917	312,901	(f)
People’s Choice Home Loan Securities Trust, 2004-1 A3	1.234%	6/25/34	400,842	391,489	(f)
RAAC Series, 2007-RP1 M1	0.749%	5/25/46	210,000	159,400	(b)(f)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	194,001	195,945
Renaissance Home Equity Loan Trust, 2005-3 AV3	0.574%	11/25/35	502,006	443,855	(f)
Residential Asset Mortgage Products Inc., 2004-RZ1 AII	0.674%	3/25/34	206,830	206,178	(f)
Residential Asset Securities Corp., 2002-KS2 AI6	6.228%	4/25/32	117,666	119,772	(f)
Residential Asset Securities Corp., 2003-KS8 AI6	4.830%	10/25/33	94,862	94,198	(f)
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	420,254	447,696	(b)
Structured Asset Securities Corp., 2006-GEL3 A2	0.424%	7/25/36	387,835	385,770	(b)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $20,175,702)				23,698,035

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
American Home Mortgage Investment Trust, 2007-A 4A	1.091%	7/25/46	592,817	$212,365	(b)(f)
Banc of America Funding Corp., 2004-B 6A1	2.185%	12/20/34	269,219	188,707	(f)
BCAP LLC Trust, 2009-RR12 2A2	0.479%	3/26/35	1,808,457	1,185,675	(b)(f)
Bear Stearns Alt-A Trust, 2004-03 A1	0.834%	4/25/34	304,137	295,801	(f)
Bear Stearns Alt-A Trust, 2005-10 21A1	2.513%	1/25/36	730,773	602,789	(f)
Bear Stearns Asset-Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	408,289	56,808	(b)
BlackRock Capital Finance LP, 1997-R2 B5	4.778%	12/25/35	23,015	14	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.444%	8/25/35	774,686	709,041	(b)(f)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.424%	10/25/35	1,230,966	1,133,723	(b)(f)
Countrywide Home Loans, 2004-R2 1AF1	0.614%	11/25/34	204,862	180,624	(b)(f)
Countrywide Home Loans, 2005-7 1A1	0.734%	3/25/35	955,816	890,487	(f)
Countrywide Home Loans, 2006-HYB4 3B	2.680%	6/20/36	685,776	583,147	(f)
Credit Suisse Mortgage Capital Certificates, 2009-16R 4A1	2.500%	3/26/35	245,949	238,733	(b)(f)
Greenpoint Mortgage Funding Trust, 2005-AR5 3A2	0.464%	11/25/46	184,430	839,712	(f)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	991,399	1,025,036	(b)(f)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.016%	11/19/34	102,270	78,427	(f)
HarborView Mortgage Loan Trust, 2004-10 4A	2.551%	1/19/35	210,581	208,614	(f)
Impac CMB Trust, 2004-9 1A1	0.954%	1/25/35	35,080	31,911	(f)
Impac CMB Trust, 2005-2 2A2	0.994%	4/25/35	91,590	83,546	(f)
Impac CMB Trust, 2A-10	0.834%	3/25/35	257,503	214,043	(f)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	72,678	73,808
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	926,729	659,118	(f)
JPMorgan Mortgage Trust, 2007-A2 4A2	4.875%	4/25/37	179,574	161,727	(f)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.561%	6/15/36	241,525	642	(b)(f)(i)
Merit Securities Corp., 11PA 3A1	0.814%	4/28/27	94,846	85,866	(b)(f)
Merit Securities Corp., 11PA B3	2.444%	9/28/32	696,939	644,392	(b)(f)
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	437,057	397,604	(f)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	101,101	101,388	(f)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	2,451,888	122,187	(f)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	0.974%	7/25/34	4,734,131	170,594	(f)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.156%	7/25/34	387,538	8,910	(f)
Regal Trust IV, 1999-1 A	2.180%	9/29/31	28,738	26,561	(b)(f)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	21,149	20,653
Sequoia Mortgage Trust, 2003-2 A2	1.083%	6/20/33	22,051	21,470	(f)
Sequoia Mortgage Trust, 2004-10 A1A	0.836%	11/20/34	18,882	18,062	(f)
Sequoia Mortgage Trust, 2004-11 A1	0.516%	12/20/34	27,835	27,028	(f)
Sequoia Mortgage Trust, 2004-12 A1	0.756%	1/20/35	229,785	217,708	(f)
Structured Asset Securities Corp., 1998-RF2 A	6.302%	7/15/27	221,585	219,046	(b)(f)
Structured Asset Securities Corp., 2002-9 A2	0.794%	10/25/27	423,144	413,549	(f)
Structured Asset Securities Corp., 2003-9A 2A2	2.392%	3/25/33	138,003	137,474	(f)
Structured Asset Securities Corp., 2004-NP1 A	0.994%	9/25/33	82,766	81,280	(b)(f)
Thornburg Mortgage Securities Trust, 2004-03 A	0.934%	9/25/44	364,722	350,274	(f)
Thornburg Mortgage Securities Trust, 2007-04 3A1	6.095%	9/25/37	142,720	145,799	(f)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A2A	4.603%	9/25/36	1,040,352	607,959

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A3	4.603%	9/25/36	128,890		$72,443
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR06 A	0.614%	5/25/44	384,919		364,107	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR08 A1	0.614%	6/25/44	253,559		235,295	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.584%	10/25/44	302,176		292,435	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.484%	10/25/45	223,542		206,739	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR8 2A1A	0.484%	7/25/45	272,929		254,660	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR5 3A	1.139%	7/25/46	720,612		457,573	(f)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	14,501		15,301

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,410,661)					15,370,855

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost - $201,925)	6.500%	8/25/44	198,558		222,275

SENIOR LOANS - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	430,000		435,733	(j)(k)

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	180,000		180,000	(j)(k)

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc., Bridge Term Loan	—	11/6/15	690,000		669,300	(h)(l)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	440,000		427,350	(j)(k)

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	329,741		336,646	(j)(k)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	427,850		408,597	(j)(k)

TOTAL SENIOR LOANS (Cost - $2,455,130)					2,457,626

SOVEREIGN BONDS - 7.3%
Argentina - 0.2%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	130,000		129,270	(a)
Republic of Argentina, Senior Bonds	7.000%	4/17/17	290,000		282,927

Total Argentina					412,197

Brazil - 1.5%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	9,902,000	BRL	2,351,251

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.9%
United Mexican States, Senior Bonds	8.000%	6/11/20	11,147,000	MXN	$735,483
United Mexican States, Senior Bonds	6.500%	6/9/22	60,296,400	MXN	3,699,046
United Mexican States, Senior Bonds	10.000%	12/5/24	2,750,000	MXN	207,224

Total Mexico					4,641,753

Poland - 1.5%
Republic of Poland, Bonds	4.000%	10/25/23	8,440,000	PLN	2,418,187

Turkey - 1.2%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	210,000		219,187
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,200,000		1,243,800
Republic of Turkey, Senior Notes	6.250%	9/26/22	400,000		427,500

Total Turkey					1,890,487

TOTAL SOVEREIGN BONDS (Cost - $15,814,954)					11,713,875

			SHARES
COMMON STOCKS - 0.9%
FINANCIALS - 0.8%
Banks - 0.8%
Citigroup Inc.			25,131		1,246,749

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc.			1,900		157,700	*(h)(i)

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			8,860		57,111	*(h)(i)

TOTAL COMMON STOCKS (Cost - $1,128,516)					1,461,560

PREFERRED STOCKS - 2.2%
FINANCIALS - 2.2%
Consumer Finance - 1.0%
GMAC Capital Trust I	8.125%		62,722		1,601,293	(f)

Diversified Financial Services - 1.2%
Citigroup Capital XIII	7.875%		75,725		1,945,375	(f)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%		33,900		339	*(d)(h)

Total Diversified Financial Services					1,945,714

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	0.000%		100		630	*(f)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%		200		1,300	*

Total Thrifts & Mortgage Finance					1,930

TOTAL PREFERRED STOCKS (Cost - $3,682,190)					3,548,937

TOTAL INVESTMENTS - 132.8% (Cost - $214,908,650#)					213,938,820
Liabilities in Excess of Other Assets - (32.8)%					(52,898,449)

TOTAL NET ASSETS - 100.0%					$161,040,371

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of September 30, 2015.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Illiquid security.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of September 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes:
Industrials	—	$12,645,176	$3,656,529	$16,301,705
Other corporate bonds & notes	—	139,163,952	—	139,163,952
Asset-backed securities	—	21,173,100	2,524,935	23,698,035
Collateralized mortgage obligations	—	15,370,855	—	15,370,855
Mortgage-backed securities	—	222,275	—	222,275
Senior loans:
Energy	—	—	669,300	669,300
Utilities	—	—	408,597	408,597
Other senior loans	—	1,379,729	—	1,379,729
Sovereign bonds	—	11,713,875	—	11,713,875
Common stocks:
Health care	—	—	157,700	157,700
Industrials	—	—	57,111	57,111
Financials	$1,246,749	—	—	1,246,749
Preferred stocks	3,548,598	—	339	3,548,937

Total investments	$4,795,347	$201,668,962	$7,474,511	$213,938,820

Receivable for insurance proceeds	—	$1,633,988	—	$1,633,988

Other assets	—	—	$7,743	7,743

Other financial instruments:
Futures contracts	$37,094	—	—	$37,094

Total	$4,832,441	$203,302,950	$7,482,254	$215,617,645

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$46,064	—	$46,064
Futures contracts	$96,722	—	—	96,722

Total	$96,722	$46,064	—	$142,786

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES			SENIOR LOANS
INVESTMENTS IN SECURITIES	INDUSTRIALS	ASSET BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ENERGY	UTILITIES
Balance as of December 31, 2014	—	$3,004,145	$2,083	—	—
Accrued premiums/discounts	—	43,051	465	—	$483
Realized gain (loss)	—	(34,457)	(44,066)	—	41
Change in unrealized appreciation (depreciation)[1]	—	(8,297)	41,532	—	(11,177)
Purchases	—		—	$669,300	421,400
Sales	—		—	—	(2,150)
Transfers into Level 3[2]	$3,656,529	639,593	—	—	—
Transfers out of Level 3[3]	—	(1,119,100)	(14)	—	—

Balance as of September 30, 2015	$3,656,529	$2,524,935	—	$669,300	$408,597

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	—	$(31,662)	—	—	$(11,177)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	HEALTH CARE	INDUSTRIALS	PREFERRED STOCK	OTHER ASSETS	TOTAL
Balance as of December 31, 2014	$157,700	$216,969	—	$15,486	$3,396,383
Accrued premiums/discounts	—	—	—	—	43,999
Realized gain (loss)	—	—	—	—	(78,482)
Change in unrealized appreciation (depreciation)[1]	—	(159,858)	—	(7,743)	(145,543)
Purchases	—	—	—	—	1,090,700
Sales	—	—	—	—	(2,150)
Transfers into Level 3[2]	—	—	$339	—	4,296,461
Transfers out of Level 3[3]	—		—	—	(1,119,114)

Balance as of September 30, 2015	$157,700	$57,111	$339	$7,743	$7,482,254

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	—	$(159,858)	—	$(7,743)	$(210,440)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,768,119
Gross unrealized depreciation	(15,737,949)

Net unrealized depreciation	$(969,830)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	15	12/15	$2,371,082	$2,406,094	$35,012

Contracts to Sell:
U.S. Treasury 10-Year Notes	102	12/15	13,034,184	13,130,906	(96,722)
U.S. Treasury Long-Term Bonds	1	12/15	159,426	157,344	2,082

					(94,640)

Net unrealized depreciation on open futures contracts					$(59,628)

At September 30, 2015, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,966,554	EUR	1,800,000	JPMorgan Chase Bank	11/13/15	$(46,064)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015